Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Adaptive Risk Allocation Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class A
Trading Symbol	CRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.26	4.69	4.34
Class A (including sales charges)	3.88	3.45	3.73
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,658,705,110
Holdings Count | Holdings	383
Advisory Fees Paid, Amount	$ 21,348,501
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su bje
ct to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories

Columbia Adaptive Risk Allocation Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	10.61	4.97	4.60
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
(a)
The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for
more
information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,658,705,110
Holdings Count | Holdings	383
Advisory Fees Paid, Amount	$ 21,348,501
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories

Columbia Adaptive Risk Allocation Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class C
Trading Symbol	CRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.76%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.36	3.91	3.57
Class C (including sales charges)	8.36	3.91	3.57
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,658,705,110
Holdings Count | Holdings	383
Advisory Fees Paid, Amount	$ 21,348,501
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories

Columbia Adaptive Risk Allocation Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 2 Class
Trading Symbol	CRDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.58	4.94	4.62
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,658,705,110
Holdings Count | Holdings	383
Advisory Fees Paid, Amount	$ 21,348,501
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories

Columbia Adaptive Risk Allocation Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional Class
Trading Symbol	CRAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.63	4.96	4.61
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,658,705,110
Holdings Count | Holdings	383
Advisory Fees Paid, Amount	$ 21,348,501
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories

Columbia Adaptive Risk Allocation Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 3 Class
Trading Symbol	CARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	10.61	5.00	4.67
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
(a)
The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,658,705,110
Holdings Count | Holdings	383
Advisory Fees Paid, Amount	$ 21,348,501
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories